GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ 6,342,249		$ 6,631,299
Stockholders' deficiency	5,902,426	$ 6,840,082	6,573,564	$ 5,388,058	$ 5,015,105	$ 6,313,603	$ 4,459,223
Cash used in operating activities	$ 1,405,659	$ 994,557	$ 1,254,712	$ 1,087,878